Commitments and Contingencies (Tables)	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Summary of Breakdown of Outstanding Amounts by Country and Local Currency between Independent Dealers and Distributors with Third Party Finance Companies	The breakdown of outstanding amounts by country and local currency between the Company’s independent dealers and distributors with third-party finance companies was
as follows:

	Currency	January 31, 2024	January 31, 2023
Total outstanding as at	CAD	$3,469.2	$2,674.0
United States	USD	$1,877.6	$1,480.6
Canada	CAD	$727.1	$472.1
Europe	Euro	€ 66.1	€ 63.3
Australia and New Zealand	AUD	$150.1	$145.0